Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
Type of loans		December 31, 2023		December 31, 2024
	Bank loans
	Secured bank loans	$1,269,945		$1,075,904
	Unsecured bank loans	3,103,473		—
	Other loans	876,815		—
		$5,250,233		$1,075,904
	Interest rate range	0.53	%~8%	2.94	%~3.24%
	Unused credit lines of short-term bank loans
US$		—		—

Schedule of Maturity for Short-Term Borrowings

The table below summarizes the maturity profile of the short-term borrowings excluding the current portion of long-term borrowings (see Note 16 for further information) as of December 31, 2023 and 2024 based on the contractual due date:

2023	1 to 3 months	4~6 months	Over 6 months	Total
Type of loans
Secured bank loans	$325,627	$944,318	$—	$1,269,945
Unsecured bank loans	2,042,578	—	1,060,895	3,103,473
Other loans	176,815	700,000	—	876,815
	$2,545,020	$1,644,318	$1,060,895	$5,250,233
2024	1 to 3 months (Note)	4~6 months	Over 6 months	Total
Type of loans
Secured bank loans	$770,933	$304,971	$—	$1,075,904